Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Text Block [Abstract]
Redeemable Convertible Preferred Stock

Note 11. Redeemable Convertible Preferred Stock

The CD&R Equity Investment

In connection with the CD&R Acquisition, the Company issued Redeemable Convertible Preferred Stock to the CD&R Investor. On the day prior to the closing of the IPO, all of the then-outstanding Redeemable Convertible Preferred Stock converted into shares of common stock, resulting in the issuance by the Company of an additional 25,303,164 shares of common stock.

In accordance with the SEC guidance within ASC Topic 480, Distinguishing Liabilities from Equity: Classification and Measurement of Redeemable Securities, the Company classified the Redeemable Convertible Preferred Stock as mezzanine equity because the Redeemable Convertible Preferred Stock contains a redemption feature which was contingent upon certain change of control events, the occurrence of which was not solely within the control of the Company. These contingent events were not considered probable of occurring and as such the Company did not accrete the mezzanine equity to its redemption value each period. The Company determined that none of the features included in the Redeemable Convertible Preferred Stock are required to be accounted for separately as a derivative under ASC Topic 815,Derivatives and Hedging.

The initial issuance of Redeemable Convertible Preferred Stock did not include a beneficial conversion feature (“BCF”) because the conversion price used to set the conversion ratio at the time of issuance was greater than the initial common stock price. The Redeemable Convertible Preferred Stock is entitled to a 12% fixed, cumulative dividend payable quarterly in cash or in-kind. Dividends, to the extent paid-in-kind in the form of Redeemable Convertible Preferred Stock, contained the same conversion price as the original issuance and in certain cases did include a BCF as of the dividend payment date. Since the Redeemable Convertible Preferred Stock did not have a fixed or determinable redemption date and was freely convertible at any time, the Company immediately amortized any BCF recognized through retained earnings. As disclosed in Note 1, on May 2, 2016, the Company paid a one-time special cash dividend to all existing stockholders as of April 29, 2016. CD&R Investor received $112.4 million in accordance with its right to participate in all distributions to common stock on an as-converted basis, in accordance with its right as a preferred stockholder. The Redeemable Convertible Preferred Stock converted to common stock in accordance with its terms on May 16, 2016. During the nine months ended October 2, 2016, the Company paid the cumulative dividends in cash; and accordingly, no BCF was recognized. For the three and nine months ended September 27, 2015, BCF amortization was $5.0 million and $11.6 million, respectively.

Note 12. Redeemable Convertible Preferred Stock

The CD&R Equity Investment

On the Closing Date, funds affiliated with CD&R contributed $174.0 million to the Company in exchange for 174,000 shares of Redeemable Convertible Preferred Stock. Each share of Redeemable Convertible Preferred Stock is convertible into 116.18 shares of Common Stock at the option of the holder and upon certain contingent events, representing 20.2 million shares of common stock or 60% of the voting power and Common Stock of the Company on an as-converted basis as of the Closing Date.

Certain Terms of the Redeemable Convertible Preferred Stock

On December 16, 2013, the Company filed the Certificate of Designations of the Redeemable Convertible Preferred Stock (the “Certificate of Designations”) setting forth the terms, rights, powers, and preferences, and the qualifications, limitations and restrictions thereof, of the Redeemable Convertible Preferred Stock.

Liquidation Value. Each share of Redeemable Convertible Preferred Stock has a liquidation preference equal to the greater of: (i) $1,000 plus accrued but unpaid dividends and (ii) the as-if converted value.

Rank. The Redeemable Convertible Preferred Stock ranks senior as to dividend rights and rights upon liquidation to the common stock and each other class or series of the Company’s equity securities, whether currently issued or issued in the future that ranks junior to the Redeemable Convertible Preferred Stock. The Company does not have any outstanding equity securities that are senior to the Redeemable Convertible Preferred Stock. In accordance with the Certificate of Designations, the issuance of any senior equity securities of the Company requires the approval of the holders of the Redeemable Convertible Preferred Stock.

Dividends. The Redeemable Convertible Preferred Stock is entitled to (a) a 12% fixed, cumulative dividend payable quarterly if and when declared by the Company’s Board of Directors (the “Cumulative Dividend”), and (b) dividends on an as-converted basis if and when declared on common stock. The first eight quarterly Cumulative Dividend payments are required to be paid in-kind and thereafter, the Company can elect to pay the Cumulative Dividends in cash or shares of Redeemable Convertible Preferred Stock. The Cumulative Dividends are eliminated upon the achievement of certain EBITDA targets. If dividends are not declared and paid quarterly by the Company’s Board of Directors, such dividends compound on the quarterly dividend payment date.

The Company paid Cumulative Dividends in-kind on January 31, 2014, April 30, 2014, July 31, 2014, October 31, 2014, February 2, 2015, April 30, 2015, July 31, 2015, and November 2, 2015 at a pro rata rate of 12% per annum.

Conversion. The holders of the Redeemable Convertible Preferred Stock have the right, at any time, at their option to convert any or all of their Redeemable Convertible Preferred Stock into shares of the Company’s common stock. The initial conversion ratio is 116.18 common shares for 1 share of Redeemable Convertible Preferred Stock plus accrued but unpaid dividends which ratio is subject to customary anti-dilution adjustments.

Change of Control Redemption Right. Upon certain change of control events, the Redeemable Convertible Preferred Stock must be redeemed, for an amount equal to either (at the option of the holder): (a) the same consideration as paid to the common shares on an as-converted basis, or (b) the liquidation preference plus any accrued but unpaid dividends.

Vote. The holders of Redeemable Convertible Preferred Stock are entitled to vote with the holders of common stock on an as-converted basis on all matters submitted for a vote of holders of shares of the Company’s common stock, voting together with the holders of common stock as one class.

Certain matters require the approval of the holders of a majority of the outstanding Redeemable Convertible Preferred Stock, voting as a separate class, including (1) amendments or modifications to the Company’s Certificate of Incorporation, by-laws or the Certificate of Designations, that would adversely affect the terms or the powers, preferences, rights or privileges of the Redeemable Convertible Preferred Stock, (2) authorization, creation, increase in the authorized amount of, or issuance of any class or series of senior, parity or junior securities or any security convertible into, or exchangeable or exercisable for, shares of such securities, (3) any increase or decrease in the authorized number of shares of Redeemable Convertible Preferred Stock or the issuance of additional shares of Redeemable Convertible Preferred Stock, and (4) amendment of current debt financing agreements or entering into any agreements relating to indebtedness that include more restrictive provisions relating to the Company’s ability to pay dividends.

Restriction on Junior Security Dividends and Repurchases. Without the consent of the holders of a majority of the outstanding Redeemable Convertible Preferred Stock, the Company is prohibited from paying any dividend with respect to the Company’s Common Stock or other junior securities or repurchasing any Junior Securities (with the exception of repurchase made pursuant to the Company’s Management Incentive Plan). Such consent is not required to the extent the Company has met certain conditions related to payment of the Cumulative Dividends, including a past history of paying such dividends in cash and sufficient funds to make future Cumulative Dividend payments in cash.

Accounting for the Redeemable Convertible Preferred Stock

In accordance with the SEC guidance within ASC Topic 480, Distinguishing Liabilities from Equity: Classification and Measurement of Redeemable Securities, the Company classified the Redeemable Convertible Preferred Stock as mezzanine equity because the Redeemable Convertible Preferred Stock contains a redemption feature which is contingent upon certain change of control events, the occurrence of which is not solely within the control of the Company. These contingent events are not and have not been considered probable of occurring and as such the Company does not accrete the mezzanine equity to its redemption value each period. The Company determined that none of the features included in the Redeemable Convertible Preferred Stock are required to be accounted for separately as a derivative under ASC Topic 815, Derivatives and Hedging.

The initial issuance of Redeemable Convertible Preferred Stock did not include a beneficial conversion feature (“BCF”) because the conversion price used to set the conversion ratio at the time of issuance was greater than the initial common stock price. The paid-in-kind dividends in the form of Redeemable Convertible Preferred Stock contained the same conversion price as the original issuance and in certain cases did include a BCF as of the dividend payment date. Since the Redeemable Convertible Preferred Stock does not have a fixed or determinable redemption date and is freely convertible at any time, the Company immediately amortizes any BCF recognized through retained earnings. For the years ended January 3, 2016 and December 28, 2014, these amounts were $18.6 million and $3.9 million, respectively.

The below table summarizes the changes in the carrying value of the Redeemable Convertible Preferred Stock:

(in millions)
Balance as of December 23, 2013	$174.0
Cumulative Dividends paid-in-kind during the period	—
Balance as of December 29, 2013	174.0
Cumulative Dividends paid-in-kind during the period	18.6
Balance as of December 28, 2014	192.6
Cumulative Dividends paid-in-kind during the period	24.2

Balance as of January 3, 2016	$216.8